Consolidated Statements of Income and Other Comprehensive Income - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Consolidated Statements of Income and Other Comprehensive Income
Revenues	$ 12,978,000,000	$ 21,263,000,000	$ 28,004,000,000
Costs	(6,564,000,000)	(8,872,000,000)	(10,461,000,000)
Gross profit	6,414,000,000	12,391,000,000	17,543,000,000
Net (loss) / gain from fair value adjustment of investment properties	(7,770,000,000)	50,664,000,000	(58,231,000,000)
General and administrative expenses	(3,017,000,000)	(3,301,000,000)	(4,086,000,000)
Selling expenses	(1,490,000,000)	(1,822,000,000)	(1,619,000,000)
Other operating results, net	(86,000,000)	119,000,000	(470,000,000)
(Loss) / profit from operations	(5,949,000,000)	58,051,000,000	(46,863,000,000)
Share of (loss) / profit of associates and joint ventures	(4,380,000,000)	10,847,000,000	(10,587,000,000)
(Loss) / profit before financial results and income tax	(10,329,000,000)	68,898,000,000	(57,450,000,000)
Finance income	361,000,000	320,000,000	281,000,000
Finance costs	(7,298,000,000)	(9,251,000,000)	(7,187,000,000)
Other financial results	11,717,000,000	(9,288,000,000)	3,370,000,000
Inflation adjustment	(1,446,000,000)	(16,000,000)	(1,028,000,000)
Financial results, net	3,334,000,000	(18,235,000,000)	(4,564,000,000)
(Loss) / profit before income tax	(6,995,000,000)	50,663,000,000	(62,014,000,000)
Income tax expense	(21,673,000,000)	(10,065,000,000)	(6,760,000,000)
(Loss) / profit for the year from continuing operations	(28,668,000,000)	40,598,000,000	(55,254,000,000)
Loss for the year from discontinued operations	(8,923,000,000)	(4,947,000,000)	(2,380,000,000)
(Loss) / profit for the year	(37,591,000,000)	35,651,000,000	(57,634,000,000)
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment	(372,000,000)	687,000,000	427,000,000
Other reserves	383,000,000	605,000,000	0
Other comprehensive income for the year from continuing operations	11,000,000	1,292,000,000	427,000,000
Other comprehensive (loss) / income for the year from discontinued operations	(11,443,000,000)	20,008,000,000	(3,469,000,000)
Total other comprehensive (loss) / income for the year (i)	(11,432,000,000)	21,300,000,000	(3,042,000,000)
Total comprehensive (loss) / income for the year	(49,023,000,000)	56,951,000,000	(60,676,000,000)
Total comprehensive (loss) / income from continuing operations	(28,657,000,000)	41,890,000,000	(54,828,000,000)
Total comprehensive (loss) / income from discontinued operations	(20,366,000,000)	15,061,000,000	(5,848,000,000)
Total comprehensive (loss) / income for the year	(49,023,000,000)	56,951,000,000	(60,676,000,000)
(Loss) / profit for the year attributable to:
Equity holders of the parent	(29,929,000,000)	21,405,000,000	(54,988,000,000)
Non-controlling interest	(7,662,000,000)	14,246,000,000	(2,646,000,000)
(Loss) / profit from continuing operations attributable to:
Equity holder of the parent	(22,879,000,000)	29,932,000,000	(48,819,000,000)
Non-controlling interest	(5,789,000,000)	10,666,000,000	(6,435,000,000)
Total comprehensive (Loss) / income attributable to:
Equity holders of the parent	(34,810,000,000)	19,927,000,000	(56,396,000,000)
Non-controlling interest	(14,213,000,000)	37,024,000,000	(4,280,000,000)
Total comprehensive (Loss) / income from continuing operations attributable to:
Equity holders of the parent	(22,163,000,000)	34,509,000,000	(48,394,000,000)
Non-controlling interest	$ (6,494,000,000)	$ 7,381,000,000	$ (6,434,000,000)
(Loss) / profit per share attributable to equity holders of the parent: (ii)
Basic	$ (50.86)	$ 37.20	$ (95.64)
Diluted	(50.86)	37.10	(95.64)
(Loss) / profit per share from continuing operations attributable to equity holders of the parent: (ii)
Basic	(38.88)	52.02	(84.91)
Diluted	$ (38.88)	$ 51.88	$ (84.91)